RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 285,652	$ (53,407)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(40,642)	(45,822)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	(96,093)
Other	3,169,096	239,204
Related party expenses	0	(3)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(949,244)	(22,693)
Accrued partnership management fees not deductible for tax purposes until paid	(321,090)	30,565
Income (loss) for income tax return purposes	2,785,952	51,751
Series One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	0	0
Series Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	0	0
Series Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	285,652	(53,407)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(40,642)	(45,822)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	(96,093)
Other	3,169,096	239,204
Related party expenses	0	(3)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(949,244)	(3,574)
Accrued partnership management fees not deductible for tax purposes until paid	(321,090)	30,565
Income (loss) for income tax return purposes	2,785,952	70,870
Series Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	(19,119)
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	0	(19,119)
Series Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	0	0
Series Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	$ 0	$ 0